Debt - Encore Revolving Credit Facility and Term Loan Facility (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2018	Sep. 26, 2017	Dec. 20, 2016
Debt Instrument [Line Items]
Term loan facility	$ 92,792,000	$ 62,594,000
Percentage to be added to base rate for alternate base rate	0.50%
Percentage to be added to adjusted base rate for alternate base rate	1.00%
Principal amortization in 2018	$ 35,249,000
Principal amortization in 2019	203,964,000
Principal amortization in 2020	$ 417,434,000
Borrowing base as percentage of eligible estimated collection range end	35.00%
Eligible estimated remaining collections for consumer receivables	55.00%
Maximum cash flow leverage ratio	3
Maximum cash flow secured leverage ratio	2.00
Minimum interest coverage ratio	1.75
Maximum senior secured notes	$ 350,000,000
Allowance of additional unsecured indebtedness	1,100,000,000.0
Company's repurchases, common stock	$ 150,000,000
Percentage of acquisitions excluded	50.00%
Acquisition limit	$ 225,000,000.0
Maximum percentage of consolidated net worth	200.00%
Basket allowed for investments under laws of Canada	$ 50,000,000.0
Weighted average interest rate	4.03%	3.56%
Minimum
Debt Instrument [Line Items]
Maximum cash flow leverage ratio	1.25
LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Term Loan
Debt Instrument [Line Items]
Term loan facility	$ 181,687,000	$ 164,615,000
Term Loan One
Debt Instrument [Line Items]
Term loan facility	170,100,000.0
Principal amortization in 2017				$ 4,300,000
Principal amortization in 2018	8,600,000
Principal amortization in 2019	$ 12,900,000
Principal amortization in 2020					$ 12,900,000
Term Loan One | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	25000.00%
Term Loan One | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Term Loan One | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	15000.00%
Term Loan One | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Term Loan One
Debt Instrument [Line Items]
Term loan facility	$ 17,000,000
Principal amortization in 2017				$ 1,100,000
Principal amortization in 2018	$ 2,200,000
Term Loan One | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Term Loan One | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
Term Loan One | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Term Loan One | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Junior Lien Portion
Debt Instrument [Line Items]
Allowance of additional unsecured indebtedness	$ 400,000,000.0
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility	794,600,000.0
Additional line of revolving credit facility	250,000,000
Accordion provision, portion exercised	125,300,000
Term Loan Facility | Term Loan
Debt Instrument [Line Items]
Term loan facility	187,100,000
Revolving Credit Facility One
Debt Instrument [Line Items]
Revolving credit facility	626,000,000
Revolving Credit Facility Two
Debt Instrument [Line Items]
Revolving credit facility	168,600,000.0
Restated Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Available borrowing capacity	212,700,000
Restated Credit Agreement | Accordion Feature
Debt Instrument [Line Items]
Available borrowing capacity	$ 124,700,000
Subsequent Event | Revolving Credit Facility
Debt Instrument [Line Items]
Accordion provision, portion exercised			$ 10,000,000.0